Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2023
Prepaid expenses and other current assets
Schedule of prepaid expenses and other current assets

	As of December 31,
	2022	2023
	US$	US$
Costs to obtain contracts with customers	1,457	2,517
Prepaid advertising expenses	172	973
Deposit in third-party payment channel	278	652
Loan to the distributor	—	530
Cost to collect tuition fee from third-party payment channel	302	462
Prepaid rental and other deposits	138	385
Prepaid taxes	280	125
Prepaid Directors & Officers insurance	120	91
Prepaid professional service fees	164	89
Others*	598	570
Total	3,509	6,394

*The balance as of December 31, 2022 includes US$445 receivable from employees of China Mainland Business and the Group received US$445 from China Mainland Business to transfer the creditor’s rights with employees to China Mainland Business in March 2023.